UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2012

Item 1. Schedule of Investments.

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes–90.2%
Alabama–1.7%
$150,000	Jefferson County, AL Limited Obligation School Warrant	5.250%	02/01/2013	02/01/2013		$150,282
100,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	01/01/2014	A	101,908
15,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2023	01/01/2014	A	15,286
240,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	01/01/2014	A	244,579
235,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	01/01/2014	A	239,484
210,000	Jefferson County, AL Sewer	5.250	02/01/2014	02/01/2013	A	211,951
30,000	Montgomery, AL BMC Special Care Facilities Financing Authority (Baptist Health)	5.000	11/15/2029	01/31/2013	A	30,015
100,000	Talladega County, AL Board of Education	5.000	11/01/2022	01/31/2013	A	100,709

						1,094,214
Arizona–3.3%
150,000	AZ COP	5.000	11/01/2020	01/31/2013	A	150,560
50,000	AZ Health Facilities Authority (Banner Health System)	5.000	01/01/2022	01/01/2017	A	56,864
500,000	Glendale, AZ Western Loop Public Facilities	7.000	07/01/2033	01/01/2014	A	532,925
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)	5.250	08/01/2031	08/01/2018	A	274,198
140,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	11/27/2017	B	169,914
175,000	Phoenix, AZ IDA Government Office Lease (Capital Mall)	5.250	09/15/2016	01/31/2013	A	175,602
250,000	Pima County, AZ IDA (Tucson Electric Power Company)	5.750	09/01/2029	01/12/2015	A	265,170
490,000	Queen Creek, AZ Improvement District No. 1	5.000	01/01/2018	07/01/2013	A	500,922

						2,126,155

1	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas–0.1%
$ 70,000	University of Arkansas (Fayetteville)	5.250%	11/01/2017	01/31/2013	A	$70,274
California–22.2%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	11,027
200,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	01/31/2013	A	204,974
25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)	5.000	04/01/2022	04/01/2016	A	28,509
45,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2029	04/14/2015	B	44,839
45,000	CA Dept. of Transportation COP	5.250	03/01/2016	01/31/2013	A	45,184
420,000	CA Educational Facilities Authority (Chapman University)	5.000	04/01/2025	04/01/2021	A	490,253
75,000	CA GO	5.000	09/01/2019	09/01/2016	A	84,959
5,000	CA GO	6.000	08/01/2020	02/01/2013	A	5,023
410,000	CA GO	6.500	04/01/2033	04/01/2019	A	511,184
200,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2021	01/31/2013	A	200,456
500,000	CA Health Facilities Financing Authority (CHW)	5.250	03/01/2024	03/01/2016	A	554,470
500,000	CA Health Facilities Financing Authority (Children’s Hospital)	5.000	11/01/2024	11/01/2021	A	579,725
65,000	CA Health Facilities Financing Authority (CHW/CMF Obligated Group)	5.125	07/01/2022	09/20/2014	A	70,128
125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	06/01/2014	A	132,283
90,000	CA Public Works (California State University)	5.400	12/01/2016	01/31/2013	A	90,351
50,000	CA Public Works (California State University)	5.500	09/01/2015	01/31/2013	A	50,200
250,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	01/31/2013	A	250,945

2	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$125,000	CA Public Works (Dept. of Mental Health)	5.500%	06/01/2020	06/01/2014	A	$132,610
35,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	01/31/2013	A	35,143
50,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	01/31/2013	A	50,205
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	01/31/2013	A	50,193
400,000	CA Statewide CDA (Episcopal Communities and Services)	5.000	05/15/2020	05/15/2020		465,588
25,000	Carson, CA Redevel. Agency Tax Allocation	5.250	10/01/2022	01/31/2013	A	25,283
25,000	Central CA Unified School District COP	5.000	08/01/2022	08/01/2017	A	28,053
100,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	11/01/2018		110,699
100,000	Compton, CA Community College District	5.000	07/01/2018	07/01/2018		113,047
100,000	Compton, CA Community College District	5.000	07/01/2019	07/01/2019		114,172
10,000	Corona, CA COP	5.500	08/01/2015	02/01/2013	A	10,038
100,000	El Centro, CA Financing Authority (El Centro Redevel.)	6.625	11/01/2025	05/01/2021	A	116,208
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2024	09/01/2022	A	566,385
20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17	5.000	09/01/2019	03/01/2013	A	20,660
250,000	Jurupa, CA Unified School District	5.000	08/01/2021	08/01/2021		301,825
500,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020	A	545,660
50,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250	12/01/2016	12/01/2014	A	53,162
500,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	565,990
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	01/31/2013	A	25,078

3	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$250,000	Madera, CA Irrigation Financing Authority	5.750%	01/01/2026	01/01/2020	A	$276,563
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	6.500	05/01/2026	05/01/2021	A	122,644
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	04/01/2014	A	193,633
100,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2004-1	5.100	09/01/2017	03/01/2013	A	103,297
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	555,860
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	527,820
250,000	Riverside County, CA Public Financing Authority	5.000	05/01/2025	05/01/2022	A	279,945
250,000	Riverside County, CA Public Financing Authority	5.000	05/01/2026	05/01/2022	A	278,763
70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2021	10/01/2016	A	72,540
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor)	5.000	10/01/2022	10/01/2016	A	102,778
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		112,407
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	03/02/2013	A	412,652
500,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022	A	555,240
105,000	Riverside, CA Unified School District	5.000	09/01/2024	09/01/2016	A	111,306
50,000	Rohnert Park, CA COP	5.000	07/01/2024	01/31/2013	A	50,089
150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		170,979

4	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$200,000	San Bernardino, CA Joint Powers Financing Authority	5.750%	10/01/2018	10/01/2018		$228,612
45,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		51,438
245,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2019	10/01/2019		281,841
350,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2020	10/01/2020		402,773
250,000	San Diego, CA Public Facilities Financing Authority	5.000	08/01/2028	08/01/2022	A	302,845
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2021	02/15/2017	A	225,304
25,000	San Juan, CA Unified School District	5.000	08/01/2020	08/01/2015	A	27,454
85,000	San Mateo, CA (Library Improvement)	5.625	08/01/2030	02/01/2013	A	85,331
200,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	06/01/2013	A	203,520
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		587,860
50,000	Saugus, CA Union School District Community Facilities District No. 2006	6.250	09/01/2027	03/01/2013	A	51,616
500,000	South Gate, CA Utility Authority	5.250	10/01/2026	10/01/2022	A	575,205
250,000	Vernon, CA Electric System	5.125	08/01/2021	08/01/2019	A	282,313
100,000	Westlands, CA Water District	5.000	09/01/2026	09/01/2022	A	118,069
100,000	Westlands, CA Water District	5.000	09/01/2027	09/01/2022	A	117,515

						14,152,721
Colorado–0.5%
255,000	Foothills, CO Park & Recreation District Building Authority COP	5.000	12/01/2022	01/31/2013	A	255,933

5	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$ 85,000	Montrose County, CO Memorial Hospital	5.250%	12/01/2017	01/31/2013	A	$85,211

						341,144
District of Columbia–0.2%
100,000	District of Columbia Ballpark	5.000	02/01/2022	02/01/2016	A	105,831
Florida–6.8%
100,000	Dade County, FL GO (Seaport)	5.500	10/01/2026	01/31/2013	A	100,344
500,000	FL Citizens Property Insurance Corp.	5.000	06/01/2022	06/01/2022		584,850
100,000	FL Municipal Loan Council	5.250	11/01/2018	01/31/2013	A	100,274
45,000	FL Municipal Loan Council	5.250	05/01/2019	05/01/2013	A	45,744
155,000	FL Municipal Loan Council	5.250	05/01/2019	05/01/2013	A	156,883
15,000	FL Municipal Loan Council	5.250	12/01/2019	12/01/2013	A	15,675
60,000	FL Municipal Loan Council	5.250	12/01/2019	12/01/2013	A	61,937
260,000	FL Municipal Loan Council	5.375	08/01/2017	01/22/2013	A	263,372
35,000	FL Municipal Loan Council	5.375	11/01/2025	05/01/2013	A	35,593
50,000	Hernando County, FL School Board (Florida School Boards Association)	5.000	07/01/2021	07/01/2013	A	50,728
250,000	Hillsborough County, FL IDA (Tampa General Hospital)	5.000	10/01/2018	10/01/2013	A	257,675
275,000	Hillsborough County, FL IDA (Tampa General Hospital)	5.250	10/01/2028	10/01/2013	A	278,465
25,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250	10/01/2017	01/14/2013	A	25,045
265,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.750	10/01/2024	01/14/2013	A	265,522
50,000	Miami-Dade County, FL Expressway Authority Toll System	5.125	07/01/2029	01/31/2013	A	50,069
40,000	Miami-Dade County, FL IDA (BAC Funding Corp.)	5.375	10/01/2030	01/31/2013	A	40,132
35,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2020	01/31/2013	A	35,130

6	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$ 70,000	Miami-Dade County, FL Stormwater Utility	5.000%	04/01/2024	01/31/2013	A	$70,218
100,000	Miami-Dade County, FL Water & Sewer	5.000	10/01/2029	01/31/2013	A	100,298
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	566,320
10,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)	5.250	08/01/2013	02/01/2013	A	10,034
30,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)	5.250	08/01/2023	02/01/2013	A	30,064
45,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)	6.000	12/01/2015	01/31/2013	A	45,210
500,000	Tampa, FL Health System (Baycare Health System)	5.000	11/15/2026	05/15/2022	A	583,645
500,000	Tampa, FL Hospital	5.000	07/01/2027	07/01/2022	A	559,100

						4,332,327
Georgia–3.5%
500,000	Atlanta, GA Devel. Authority (TUFF ATDC)	5.375	07/01/2032	01/31/2013	A	500,790
50,000	Atlanta, GA HDC (Bedford Tower)	6.350	01/01/2023	01/31/2013	A	51,007
70,000	Atlanta, GA Water & Wastewater Authority	5.000	11/01/2023	01/31/2013	A	70,236
170,000	Atlanta, GA Water & Wastewater Authority	5.000	11/01/2029	01/31/2013	A	170,469
500,000	Atlanta, GA Water & Wastewater Authority	5.250	11/01/2034	11/01/2019	A	571,845
25,000	Fulton County, GA Devel. Authority (Tuff Morehouse)	5.000	02/01/2027	02/01/2013	A	25,074
500,000	Randolph County, GA GO	5.000	04/01/2030	04/01/2022	A	534,520
315,000	Savannah, GA Hospital Authority (St. Joseph’s-Candler Health System/St. Joseph Hospital/Candler Hospital Obligated Group)	5.250	07/01/2023	01/01/2014	A	326,727

						2,250,668

7	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Hawaii–0.0%
$ 20,000	HI Dept. of Budget & Finance Special Purpose (Wilcox Memorial Hospital)	5.500%	07/01/2028	01/31/2013	A	$20,027
Illinois–4.8%
20,000	Bryant, IL Pollution Control (Central Illinois Light Company)	5.900	08/01/2023	02/01/2013	A	20,039
100,000	Chicago, IL Midway Airport, Series B	5.000	01/01/2022	01/31/2013	A	100,349
60,000	Chicago, IL Midway Airport, Series B	5.375	01/01/2016	01/31/2013	A	60,228
500,000	Chicago, IL Motor Fuel Tax	5.000	01/01/2025	07/01/2013	A	510,815
100,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	01/31/2013	A	100,921
175,000	Franklin Park, IL GO	6.250	07/01/2030	07/01/2021	A	209,125
50,000	Freeport, IL GO	5.375	01/01/2018	01/31/2013	A	50,202
250,000	IL COP	5.800	07/01/2017	01/31/2013	A	250,383
450,000	IL Devel. Finance Authority (Provena Health)	5.125	05/15/2023	01/31/2013	A	451,809
210,000	IL Devel. Finance Authority (Provena Health)	5.250	05/15/2018	01/31/2013	A	210,865
40,000	IL Devel. Finance Authority (Provena Health)	5.500	05/15/2021	01/31/2013	A	40,173
25,000	IL Devel. Finance Authority (Steppenwolf Theatre Company)	5.500	10/01/2028	01/31/2013	A	25,079
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)	5.250	01/01/2022	04/14/2018	A	170,421
15,000	IL Finance Authority (CF/TCFH/CaHC/CaRC Obligated Group)	5.250	02/15/2019	02/15/2014	A	15,478
150,000	IL Finance Authority (OSF Healthcare System)	7.000	11/15/2029	05/15/2019	A	186,776
100,000	IL GO	5.000	06/01/2020	06/01/2013	A	101,579
250,000	IL GO	5.000	08/01/2023	08/01/2023		292,818

8	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$ 30,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)	5.625%	01/01/2028	01/31/2013	A	$30,088
20,000	IL Health Facilities Authority (NWMH/LFH/LFHFI Obligated Group)	5.750	07/01/2029	01/31/2013	A	20,065
35,000	IL Sales Tax	5.375	06/15/2015	01/31/2013	A	35,141
100,000	IL Sales Tax	5.375	06/15/2016	01/31/2013	A	100,404
20,000	IL Sales Tax	5.500	06/15/2015	01/31/2013	A	20,083
35,000	Northern IL Municipal Power Agency (Prarie Street)	5.000	01/01/2019	01/01/2018	A	40,233

						3,043,074
Indiana–0.4%
80,000	Delaware County, IN Redevel. District	6.875	02/01/2018	02/01/2013	A	80,216
40,000	IN Bond Bank	5.000	10/01/2019	01/31/2013	A	40,134
150,000	IN Devel. Finance Authority (RCAI/RCAP/CCF Obligated Group)	5.125	01/01/2028	07/01/2013	A	151,164

						271,514
Kentucky–0.5%
80,000	Jefferson County, KY Health Facilities (University Medical Center)	5.250	07/01/2022	01/31/2013	A	80,138
175,000	KY EDFA (Norton Healthcare/Norton Hospitals Obligated Group)	6.050	10/01/2019	10/01/2013	A	181,820
30,000	Russell, KY Revenue (BSHS/BSVHC/SJHPCF Obligated Group)	5.625	11/15/2030	01/31/2013	A	30,055

						292,013
Louisiana–0.3%
25,000	New Orleans, LA Sewage Service	5.000	06/01/2018	01/31/2013	A	25,062

9	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$160,000	Sabine River, LA Authority Pollution Control (International Paper Company)	6.200%	02/01/2025	02/01/2013	A	$160,586

						185,648
Maine–0.1%
55,000	ME H&HEFA (Blue Hill Memorial Hospital/Bowdoin College Obligated Group)	5.000	07/01/2018	01/31/2013	A	55,139
5,000	ME H&HEFA, Series A	5.000	07/01/2019	01/31/2013	A	5,012
10,000	ME Municipal Bond Bank	5.850	11/01/2020	01/11/2013	A	10,016

						70,167
Maryland–1.0%
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.125	09/01/2030	03/01/2021	A	282,800
325,000	MD H&HEFA (Hebrew Home of Greater Washington/Landow House Obligated Group)	5.800	01/01/2032	01/31/2013	A	331,055

						613,855
Massachusetts–0.9%
250,000	MA Devel. Finance Agency (Avon Association)	5.000	04/01/2018	04/01/2018		279,493
250,000	MA Devel. Finance Agency (Partners Healthcare System)	5.000	07/01/2031	07/01/2021	A	291,040

						570,533
Michigan–3.1%
100,000	Detroit, MI GO	5.375	04/01/2015	04/01/2015		99,261
500,000	Detroit, MI Sewer Disposal System	5.250	07/01/2023	07/01/2017	A	547,690
500,000	Detroit, MI Water Supply System	6.500	07/01/2015	07/01/2015		546,445
250,000	MI Finance Authority (Crittendon Hospital Medical Center)	5.000	06/01/2027	06/01/2022	A	275,113
250,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		288,953
20,000	MI Hsg. Devel. Authority (Charter Square)	5.500	01/15/2021	01/30/2013	A	20,048
15,000	MI Municipal Bond Authority	6.000	11/01/2020	01/31/2013	A	15,040

10	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$175,000	MI Strategic Fund Limited Obligation (NSF International)	5.125%	08/01/2019	08/01/2013	A	$177,559

						1,970,109
Minnesota–0.5%
300,000	St. Paul, MN Port Authority (Office Building At Robert Street)	5.250	12/01/2020	12/01/2013	A	313,665
Mississippi–0.8%
10,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.200	07/01/2018	01/31/2013	A	10,028
335,000	MS Business Finance Corp. (System Energy Resources)	5.875	04/01/2022	01/31/2013	A	336,012
145,000	Ridgeland, MS Tax Increment (Colony Park)	5.875	04/01/2026	04/01/2021	A	167,126

						513,166
Missouri–1.5%
500,000	MO Devel. Finance Board (Independence Missouri Centerpoint)	5.125	04/01/2021	04/01/2013	A	506,055
20,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	01/31/2013	A	20,075
75,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2020	01/31/2013	A	75,296
100,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	01/31/2013	A	100,422
20,000	MO Environmental Improvement & Energy Resources Authority	5.750	01/01/2016	01/31/2013	A	20,090
10,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	01/31/2013	A	10,046
30,000	MO Environmental Improvement & Energy Resources Authority	7.200	07/01/2016	01/29/2013	A	31,442
50,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	01/31/2013	A	50,191
100,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	01/31/2013	A	100,303

11	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$ 35,000	Springfield, MO Public Building Corp.	5.000%	06/01/2017	01/31/2013	A	$35,117

						949,037
Nebraska–1.2%
750,000	NE Investment Finance Authority (Single Family Hsg.)	5.700	09/01/2031	09/01/2020	A	766,740
Nevada–2.0%
200,000	North Las Vegas, NV GO	5.000	05/01/2024	05/01/2016	A	210,460
500,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	10/01/2016	A	530,870
200,000	Washoe County, NV Highway (Motor Vehicle Fuel Tax)	5.000	02/01/2022	02/01/2019	A	230,906
340,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Services Obligated Group)	5.000	06/01/2021	01/31/2013	A	340,609

						1,312,845
New Hampshire–0.4%
25,000	NH Business Finance Authority (Public Service Company of NH)	5.450	05/01/2021	01/31/2013	A	25,360
250,000	NH H&EFA (Catholic Medical Center)	5.750	07/01/2022	01/18/2013	A	253,145

						278,505
New Jersey–4.4%
750,000	Atlantic City, NJ GO	5.000	11/01/2022	11/01/2022		891,300
750,000	Essex County, NJ Improvement Authority (Newark)	5.000	03/01/2026	03/01/2022	A	875,490
50,000	NJ EDA (University of Medicine and Dentistry of New Jersey)	5.750	06/01/2017	01/31/2013	A	50,132
500,000	NJ Health Care Facilities Financing Authority (Barnabas Health)	5.000	07/01/2022	07/01/2022		596,955
80,000	NJ Health Care Facilities Financing Authority (Newton Memorial Hospital)	5.000	07/01/2026	01/31/2013	A	80,146

12	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$250,000	NJ Transportation Trust Fund Authority	5.000%	06/15/2027	06/15/2021	A	$292,075

						2,786,098
New York–1.2%
100,000	L.I., NY Power Authority	5.000	04/01/2023	04/01/2019	A	117,913
150,000	NYC GO	5.250	09/01/2022	09/01/2018	A	181,982
250,000	NYC IDA (New York Institute of Technology)	5.250	03/01/2018	03/01/2013	A	251,250
10,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	01/31/2013	A	10,044
200,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	12/01/2015	A	222,274

						783,463
North Carolina–1.7%
250,000	NC Medical Care Commission (Novant Health/Forsyth Memorial Hospital Obligated Group)	5.000	11/01/2017	11/01/2013	A	259,328
500,000	NC Medical Care Commission (Vidant Health/Pitt County Memorial Hospital Obligated Group)	5.000	06/01/2027	06/01/2022	A	563,345
250,000	NC Municipal Power Agency No. 1 (Catawba Electric)	5.250	01/01/2016	01/10/2013	A	250,298

						1,072,971
Ohio–0.9%
200,000	Hamilton County, OH Sales Tax	5.000	12/01/2020	12/01/2016	A	227,140
30,000	Portsmouth, OH	5.200	09/01/2014	01/31/2013	A	30,094
250,000	Riversouth, OH Authority (Riversouth Area Redevel.)	5.000	12/01/2024	12/01/2022	A	298,718

						555,952
Oklahoma–0.6%
85,000	McAlester, OK Public Works Authority	5.750	02/01/2020	02/01/2013	A	87,700

13	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$285,000	OK Devel. Finance Authority (Oklahoma Council Law Enforcement)	5.100%	06/01/2027	01/31/2013	A	$285,855

						373,555
Oregon–1.2%
20,000	OR GO (Alternate Energy)	5.000	01/01/2028	01/31/2013	A	20,031
60,000	OR GO (Elderly & Disabled Hsg.)	5.150	08/01/2030	02/01/2013	A	60,088
500,000	OR Health & Science University	5.000	07/01/2023	07/01/2022	A	603,240
50,000	OR Health Hsg. Educational & Cultural Facilities Authority (Peacehealth)	5.000	11/15/2026	01/31/2013	A	50,144
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series M	5.050	07/01/2023	01/31/2013	A	20,036

						753,539
Pennsylvania–2.0%
50,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016		50,860
500,000	Northampton County, PA General Purpose Authority (Moravian College)	5.000	07/01/2031	07/01/2022	A	565,135
555,000	PA EDFA (Albert Einstein Healthcare)	6.250	10/15/2023	02/25/2019	A	653,007

						1,269,002
Rhode Island–1.5%
100,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	01/31/2013	A	100,219
500,000	Providence, RI Public Building Authority, Series A	5.875	06/15/2026	06/15/2021	A	572,940
50,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	01/31/2013	A	50,114
35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	04/01/2013	A	35,409
125,000	RI Economic Devel. Corp. Airport	5.000	07/01/2023	01/31/2013	A	125,420

14	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$ 50,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500%	05/15/2016	01/31/2013	A	$50,155

						934,257
South Carolina–2.0%
500,000	Greenville, SC Hospital System	5.000	05/01/2024	05/01/2022	A	599,870
500,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)	5.000	05/01/2025	05/01/2013	A	506,390
105,000	SC Jobs EDA (Bon Secours)	5.625	11/15/2030	01/31/2013	A	105,371
50,000	SC Jobs EDA (Palmetto Health)	6.250	08/01/2031	08/01/2013	A	51,573

						1,263,204
South Dakota–2.0%
1,250,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	6.500	06/01/2032	01/31/2013	A	1,275,013
Tennessee–1.5%
500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	01/01/2023	A	581,385
65,000	Lafollette, TN Electric System	4.900	03/01/2019	01/31/2013	A	65,167
300,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2020	09/01/2020		344,568

						991,120
Texas–4.8%
150,000	Alvin, TX Independent School District (Schoolhouse)	5.000	02/15/2027	02/15/2015	A	164,466
50,000	Alvin, TX Independent School District (Schoolhouse)	5.000	02/15/2027	02/15/2015	A	54,051
20,000	Amarillo, TX Health Facilities Corp. (Baptist St. Anthonys Hospital Corp.)	5.000	01/01/2022	01/31/2013	A	20,022
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)	5.500	08/15/2036	08/15/2018	A	77,898
10,000	Cisco, TX Junior College District	5.250	07/01/2026	01/31/2013	A	10,038

15	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
$125,000	Dallas-Fort Worth, TX International Airport	5.000%	11/01/2025	11/01/2020	A	$146,830
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2020	A	145,058
50,000	Gonzales, TX Healthcare System	5.350	08/15/2015	01/31/2013	A	50,210
25,000	Harris County, TX Water Control & Improvement District No. 96	5.000	09/01/2027	09/01/2013	A	25,794
95,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2025	01/31/2013	A	95,040
60,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2028	01/31/2013	A	60,023
250,000	Harris County-Houston, TX Sports Authority	5.250	11/15/2030	01/31/2013	A	250,335
300,000	Harris County-Houston, TX Sports Authority	5.750	11/15/2019	01/31/2013	A	300,408
50,000	Harris County-Houston, TX Sports Authority	5.750	11/15/2020	01/31/2013	A	50,068
50,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250	08/15/2021	05/17/2016	A	54,335
50,000	Port Houston, TX Authority	5.000	10/01/2027	01/31/2013	A	50,166
100,000	St. George Place, TX Redevel. Authority	5.350	09/01/2018	01/31/2013	A	100,270
55,000	TX GO	5.250	08/01/2035	02/01/2013	A	55,193
10,000	TX Lower Colorado River Authority	5.000	05/15/2021	01/02/2013	A	10,001
20,000	TX Lower Colorado River Authority	5.000	05/15/2021	01/31/2013	A	20,146
15,000	TX Lower Colorado River Authority	5.000	05/15/2026	01/31/2013	A	15,044
5,000	TX Lower Colorado River Authority	5.875	05/15/2016	01/31/2013	A	5,022
500,000	TX Municipal Gas Acquisition & Supply Corp.	5.000	12/15/2026	12/15/2022	A	547,910
190,000	TX Municipal Gas Acquisition & Supply Corp.	5.625	12/15/2017	02/15/2016	B	210,896
100,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	08/04/2023	B	128,567
150,000	TX Public Finance Authority (Texas Southern University)	5.500	05/01/2018	05/01/2018		167,799

16	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
$250,000	TX Water Devel. Board	5.250%		07/15/2015	01/31/2013	A	$255,310

							3,070,900
U.S. Possessions–5.8%
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500		07/01/2028	07/01/2022	A	252,673
250,000	Puerto Rico Commonwealth GO	3.323	[1]	07/01/2020	07/01/2020		253,205
50,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	07/01/2018	A	50,392
340,000	Puerto Rico Commonwealth GO	5.500		07/01/2027	07/01/2022	A	350,010
500,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2025	07/01/2020	A	514,190
45,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2019	07/01/2013	A	45,761
115,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2020	10/01/2020		123,783
765,000	Puerto Rico Municipal Finance Agency, Series A	5.000		08/01/2027	02/01/2013	A	765,252
40,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2018	02/01/2013	A	40,156
110,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	01/31/2013	A	110,350
170,000	Puerto Rico Public Buildings Authority	5.250		07/01/2017	07/01/2017		179,389
100,000	Puerto Rico Public Buildings Authority	5.250		07/01/2023	07/01/2022	A	102,939
500,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	07/01/2016	A	522,090
390,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	08/01/2019	A	412,827

							3,723,017
Vermont–1.8%
250,000	Burlington, VT GO	5.000		11/01/2021	11/01/2021		282,120
250,000	Burlington, VT GO	5.000		11/01/2027	11/01/2022	A	270,740
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)	5.000		11/01/2028	11/01/2022	A	613,005

							1,165,865

17	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington–0.2%
$100,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)	5.375%	12/01/2014	01/31/2013	A	$100,205
West Virginia–0.0%
20,000	Randolph County, WV County Commission Health System (Davis Health System)	5.200	11/01/2021	11/01/2013	A	20,285
Wisconsin–2.8%
100,000	Milwaukee, WI Hsg. Authority (Veterans Hsg.)	5.100	07/01/2022	07/01/2013	A	102,299
500,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2028	02/15/2022	A	555,850
20,000	WI H&EFA (SJCHWB/SH/WBC Obligated Group)	6.000	11/15/2032	08/01/2013	A	20,669
555,000	WI H&EFA (Wheaton Franciscan Services)	5.125	08/15/2030	08/15/2016	A	589,194
250,000	WI H&EFA (Wheaton Franciscan Services)	5.125	08/15/2033	08/15/2013	A	254,220
250,000	WI H&EFA (WMA/MHCC/MVS Obligated Group)	5.600	08/15/2023	08/15/2013	A	253,215

						1,775,447

Total Investments, at Value (Cost $56,328,646)–90.2%						57,558,125
Other Assets Net of Liabilities–9.8						6,281,519

Net Assets–100.0%						$63,839,644

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee

18	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

BSHS	BonSecours Health Systems
BSVHC	BonSecours-Venice Healthcare Corp.
CCF	Catholic Community Foundation
CDA	Communities Devel. Authority
CF	Carle Foundation
CHW	Catholic Healthcare West
CMF	CHW Medical Foundation
COP	Certificates of Participation
CaHC	Carle Health Care
CaRC	Carle Retirement Centers
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EMH	Elmhurst Memorial Hospital
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
GHS	Gaston Health Services
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Health Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LFH	Lake Forest Hospital
LFHFI	Lake Forest Hospital & Fitness Hospital
MHCC	Masonic Health Care Center
MVS	Masonic Village on the Square
NWMH	Northwestern Memorial Hospital
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCAI	Roman Catholic Archdiocese of Indianapolis
RCAP	Roman Catholic Archdiocese Properties
RIH	Rhode Island Hospital
SH	Synergyhealth
SJCHWB	St. Joseph’s Community Hospital of West Bend
SJHPCF	St. Joseph Hospital of Port Charlotte Florida
TASC	Tobacco Settlement Asset-Backed Bonds
TCFH	The Carle Foundation Hospital
TMH	The Miriam Hospital
WBC	West Bend Clinic
WMA	Wisconsin Masonic Home

Notes to Statement of Investments

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

19	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally
4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

20	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such

21	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$1,094,214	$—	$1,094,214
Arizona	—	2,126,155	—	2,126,155
Arkansas	—	70,274	—	70,274

22	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

California	—	14,152,721	—	14,152,721
Colorado	—	341,144	—	341,144
District of Columbia	—	105,831	—	105,831
Florida	—	4,332,327	—	4,332,327
Georgia	—	2,250,668	—	2,250,668
Hawaii	—	20,027	—	20,027
Illinois	—	3,043,074	—	3,043,074
Indiana	—	271,514	—	271,514
Kentucky	—	292,013	—	292,013
Louisiana	—	185,648	—	185,648
Maine	—	70,167	—	70,167
Maryland	—	613,855	—	613,855
Massachusetts	—	570,533	—	570,533
Michigan	—	1,970,109	—	1,970,109
Minnesota	—	313,665	—	313,665
Mississippi	—	513,166	—	513,166
Missouri	—	949,037	—	949,037
Nebraska	—	766,740	—	766,740
Nevada	—	1,312,845	—	1,312,845
New Hampshire	—	278,505	—	278,505
New Jersey	—	2,786,098	—	2,786,098
New York	—	783,463	—	783,463
North Carolina	—	1,072,971	—	1,072,971
Ohio	—	555,952	—	555,952
Oklahoma	—	373,555	—	373,555
Oregon	—	753,539	—	753,539
Pennsylvania	—	1,269,002	—	1,269,002
Rhode Island	—	934,257	—	934,257
South Carolina	—	1,263,204	—	1,263,204
South Dakota	—	1,275,013	—	1,275,013
Tennessee	—	991,120	—	991,120
Texas	—	3,070,900	—	3,070,900
U.S. Possessions	—	3,723,017	—	3,723,017
Vermont	—	1,165,865	—	1,165,865
Washington	—	100,205	—	100,205
West Virginia	—	20,285	—	20,285
Wisconsin	—	1,775,447	—	1,775,447

Total Assets	$—	$57,558,125	$—	$57,558,125

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2012 are noted below. The primary difference between book and tax appreciation or

23	Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$56,328,646

Gross unrealized appreciation	$1,430,521
Gross unrealized depreciation	(201,042)

Net unrealized appreciation	$1,229,479

24	Oppenheimer Rochester Intermediate Term Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	2/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	2/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	2/11/2013